RELATED PARTY TRANSACTIONS - Purchases of Goods and Services From Related Parties (Details) - Goods And Services [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Related Party Transaction [Line Items]
Purchases of goods and services from related parties	$ 3,058	$ 1,838	$ 706
Ningbo Hollysys [Member]
Related Party Transaction [Line Items]
Purchases of goods and services from related parties	3,051	1,838	702
Hollycon [Member]
Related Party Transaction [Line Items]
Purchases of goods and services from related parties	$ 7	$ 0	$ 4